Prepaid Expenses and Deposits (Details)	12 Months Ended
Oct. 31, 2023
Prepaid Expenses and Deposits [Abstract]
Exploration licenses term, description	The terms of the exploration license insurance agreements are equal to the terms of the exploration licenses (six years) plus two years from the effective dates.